Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 66,053	$ 64,403
Trade accounts receivable	16,663	29,693
Inventories	23,217	19,442
Advance to suppliers	13,992	7,062
Accounts receivable from related parties	0	14
Prepaid expenses and other assets	4,365	4,380
Current	9,160	17,682
Total current assets	133,450	142,676
Non-current assets
Loan and accounts receivable from related parties	18,632	13,160
Prepaid expenses and other assets	0	66
Non-Current	1,888	0
Deferred income tax and social contribution	27,663	2,070
Cash held as collateral	18,249	15,269
Property, plant and equipment	202,864	239,742
Deferred exploration and evaluation expenditure	67,813	74,255
Total non-current assets	337,109	344,562
Total assets	470,559	487,238
Current liabilities
Suppliers	33,885	59,826
Accounts payable	13,048	11,326
Loans and export prepayment	88,606	28,907
Lease liability	2,522	2,132
Prepayment from customer	2,178	2,154
Taxes payable	5,645	13,566
Payroll and related charges	2,818	2,528
Legal contingencies	222	0
Other liabilities	7,544	1,934
Total current liabilities	156,468	122,373
Non-current liabilities
Loans and export prepayment	161,117	141,999
Lease liability	2,064	3,595
Non-Current	4,566	138
Legal contingencies	4,705	0
Labor provision	4,634	1,013
Asset retirement obligations	4,175	3,836
Total non-current liabilities	181,261	150,581
Shareholders' equity
Share capital	434,654	386,035
Stock-based compensation reserve	23,509	58,974
Tax incentive reserve	3,440	0
Accumulated other comprehensive income (loss)	(26,035)	2,032
Accumulated losses	(302,738)	(232,757)
Total shareholders' equity	132,830	214,284
Total liabilities and shareholders' equity	$ 470,559	$ 487,238